STOCK OPTIONS AND WARRANTS (Details) - Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, December 31, 2016	12,000	24,000
Granted	37,000	12,000
Forfeited
Exercised		(24,000)
Expired
Outstanding, September 30, 2017	49,000	12,000
Exercisable at September 30, 2017	49,000
Weighted Average Exercise Price
Outstanding, December 31, 2016	$ 2.00	$ 1.00
Granted	1.32	2.00
Forfeited
Exercised		1.00
Expired
Outstanding, September 30, 2017	1.49	$ 2.00
Exercisable at September 30, 2017	$ 1.49
Weighted Average Remaining Contractual Term
Outstanding, December 31, 2016	3 years 9 months	1 year 7 days
Granted	3 years 4 months	4 years
Outstanding, September 30, 2017	3 years 2 months 8 days	3 years 9 months
Exercisable at September 30, 2017	3 years 2 months 8 days
Aggregate Intrinsic Value
Outstanding, December 31, 2016
Granted
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	426,800
Exercisable at September 30, 2017	$ 426,800